T. ROWE PRICE Communications & Technology Fund
March 31, 2023 (Unaudited)

Portfolio of Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS 96.7%
FINANCIAL SERVICES 7.6%
Other Financial Services 0.5%
ANT International, Class C, Acquisition Date: 6/7/18,
Cost $67,333 (1)(2)(3) 17,666,351 35,863
35,863
Payments 7.1%
Adyen (EUR) (3) 34,408 54,827
Mastercard, Class A  418,800 152,196
Stripe, Class B, Acquisition Date: 5/18/21, Cost $7,901 (1)(2)(3) 196,898 3,964
Visa, Class A (4) 1,129,200 254,589
465,576
Total Financial Services 501,439
HARDWARE 4.9%
Consumer Electronics 4.9%
Apple  1,957,300 322,759
Total Hardware 322,759
INDUSTRIALS 2.6%
Automobile Manufacturers 0.0%
Rivian Automotive, Class A (3) 93,651 1,450
1,450
Other Industrials 1.5%
Roper Technologies  228,700 100,786
100,786
Transportation Technology Services 1.1%
Uber Technologies (3) 2,201,900 69,800
69,800
Total Industrials 172,036
INTERNET 21.3%
China Internet Media/Advertising 1.3%
Tencent Holdings (HKD)  1,755,200 85,775
85,775
China Internet Retail 0.2%
Alibaba Group Holding, ADR (3) 112,300 11,475
11,475
Rest of World Internet Retail 0.3%
Coupang (3) 1,156,600 18,506
18,506

T. ROWE PRICE Communications & Technology Fund

Shares $ Value
(Cost and value in $000s)
‡
Rest Of World Internet Retail 0.6%
MercadoLibre (3) 31,600 41,651
41,651
U.S. Internet Media/Advertising 11.9%
Alphabet, Class C (3) 3,690,160 383,777
Meta Platforms, Class A (3) 1,582,000 335,289
Snap, Class A (3) 911,891 10,222
Trade Desk, Class A (3) 934,200 56,902
786,190
U.S. Internet Retail 3.0%
Amazon.com (3) 1,882,900 194,485
194,485
U.S. Internet Services 4.0%
Airbnb, Class A (3) 228,092 28,375
Booking Holdings (3) 69,072 183,207
Canva, Acquisition Date: 8/16/21 - 12/17/21, Cost $39,325 (1)(2)
(3) 23,072 12,731
DoorDash, Class A (3) 563,823 35,837
Houzz, Acquisition Date: 6/3/14, Cost $1,400 (1)(2)(3) 186,860 15
Maplebear DBA Instacart, Acquisition Date: 8/7/20,
Cost $4,000 (1)(2)(3) 86,339 3,194
Maplebear DBA Instacart, Acquisition Date: 8/7/20, Cost $209 (1)
(2)(3) 4,511 167
263,526
Total Internet 1,401,608
IT SERVICES 3.3%
Data Centers 2.5%
Equinix, REIT  232,756 167,826
167,826
IT Services 0.8%
VeriSign (3) 258,200 54,565
54,565
Total IT Services 222,391
MEDIA & ENTERTAINMENT 15.7%
Advertising Agencies 1.7%
Interpublic Group  1,049,900 39,098
Omnicom Group  741,900 69,991
109,089
Direct-to-Consumer Subscription Services 4.6%
Netflix (3) 618,580 213,707

T. ROWE PRICE Communications & Technology Fund

Shares $ Value
(Cost and value in $000s)
‡
Spotify Technology (3) 656,200 87,681
301,388
Diversified Media 4.3%
Endeavor Group Holdings, Class A (3) 2,852,500 68,261
Universal Music Group (EUR)  1,517,972 38,442
Walt Disney (3) 1,616,510 161,861
Warner Music Group, Class A  440,606 14,703
283,267
Live Entertainment 3.5%
Liberty Media-Liberty Formula One, Class C (3) 2,588,200 193,675
Live Nation Entertainment (3) 526,407 36,848
230,523
Outdoor Advertising 0.6%
Lamar Advertising, Class A, REIT  400,500 40,006
40,006
Publishing 0.6%
News, Class A  2,291,200 39,569
39,569
Video Gaming 0.4%
Epic Games, Acquisition Date: 6/18/20 - 3/29/21,
Cost $25,082 (1)(2)(3) 35,499 24,517
24,517
Total Media & Entertainment 1,028,359
SEMICONDUCTORS 6.7%
Processors 5.5%
Advanced Micro Devices (3) 579,600 56,806
NVIDIA  727,200 201,994
QUALCOMM  792,300 101,082
359,882
Semiconductor Capital Equipment 1.2%
ASML Holding  120,700 82,162
82,162
Total Semiconductors 442,044
SOFTWARE 14.8%
Back-Office Applications Software 2.9%
BILL Holdings (3) 166,526 13,512
Ceridian HCM Holding (3) 835,657 61,187
Intuit  217,100 96,790
Paycom Software (3) 68,745 20,899
192,388

T. ROWE PRICE Communications & Technology Fund

Shares $ Value
(Cost and value in $000s)
‡
Collaboration and Productivity Software 1.7%
ServiceNow (3) 239,092 111,111
111,111
Front-Office Applications Software 1.5%
Salesforce (3) 504,600 100,809
100,809
Industry-Specific Software 2.6%
Constellation Software (CAD)  50,816 95,538
Shopify, Class A (3) 862,770 41,361
Tyler Technologies (3) 96,701 34,294
171,193
Infrastructure and Developer Tool Software 5.3%
Microsoft  1,169,400 337,138
Snowflake, Class A (3) 68,545 10,576
347,714
Security Software 0.8%
Atlassian, Class A (3) 298,399 51,077
Socure, Acquisition Date: 12/22/21, Cost $2,073 (1)(2)(3) 129,020 965
52,042
Total Software 975,257
TELECOM SERVICES 19.8%
Towers 5.2%
American Tower, REIT  747,300 152,703
Crown Castle, REIT  484,228 64,809
SBA Communications, REIT  483,500 126,228
343,740
U.S. Cable/Satellite 2.3%
Charter Communications, Class A (3) 212,709 76,067
Comcast, Class A  1,962,428 74,395
150,462
U.S. Wireless 12.3%
AT&T  10,654,400 205,097
T-Mobile U.S. (3) 2,974,919 430,887
Verizon Communications  4,511,072 175,436
811,420
Total Telecom Services 1,305,622
Total Common Stocks (Cost $3,911,649) 6,371,515

T. ROWE PRICE Communications & Technology Fund

Shares $ Value
(Cost and value in $000s)
‡
CONVERTIBLE PREFERRED STOCKS 1.7%
INDUSTRIALS 0.1%
Transportation Technology Services 0.1%
Waymo, Series A-2, Acquisition Date: 5/8/20, Cost $10,915 (1)(2)
(3) 127,117 5,997
Total Industrials 5,997
INTERNET 0.9%
China Internet Media/Advertising 0.6%
ByteDance, Series E, Acquisition Date: 7/8/19, Cost $11,186 (1)
(2)(3) 226,945 37,979
37,979
U.S. Internet Services 0.3%
Canva, Series A, Acquisition Date: 11/4/21 - 12/17/21,
Cost $2,560 (1)(2)(3) 1,502 829
Canva, Series A-3, Acquisition Date: 11/4/21 - 12/17/21,
Cost $368 (1)(2)(3) 216 119
Canva, Series A-4, Acquisition Date: 11/4/21 - 12/17/21,
Cost $39 (1)(2)(3) 23 13
Canva, Series A-5, Acquisition Date: 11/4/21, Cost $3 (1)(2)(3) 2 1
FLEXE, Series C, Acquisition Date: 11/18/20, Cost $7,501 (1)(2)(3) 616,504 11,085
FLEXE, Series D, Acquisition Date: 4/7/22, Cost $2,818 (1)(2)(3) 138,152 2,484
Houzz, Series D, Acquisition Date: 6/3/14, Cost $4,200 (1)(2)(3) 560,560 347
Maplebear DBA Instacart, Series G, Acquisition Date: 7/2/20,
Cost $8,509 (1)(2)(3) 176,934 6,547
Maplebear DBA Instacart, Series I, Acquisition Date: 2/26/21,
Cost $4,108 (1)(2)(3) 32,863 1,216
22,641
Total Internet 60,620
SOFTWARE 0.7%
Collaboration and Productivity Software 0.1%
Formagrid, Series F, Acquisition Date: 12/8/21, Cost $30,420 (1)
(2)(3) 162,425 10,657
10,657
Front-Office Applications Software 0.2%
Seismic Software, Series E, Acquisition Date: 12/13/18,
Cost $5,712 (1)(2)(3) 906,055 9,378
Seismic Software, Series F, Acquisition Date: 9/25/20,
Cost $727 (1)(2)(3) 82,725 856
Seismic Software, Series G, Acquisition Date: 8/9/21,
Cost $880 (1)(2)(3) 61,023 632
10,866

T. ROWE PRICE Communications & Technology Fund

Shares $ Value
(Cost and value in $000s)
‡
Infrastructure and Developer Tool Software 0.3%
Databricks, Series G, Acquisition Date: 2/1/21, Cost $5,350 (1)(2)
(3) 90,486 5,429
Databricks, Series H, Acquisition Date: 8/31/21, Cost $16,290 (1)
(2)(3) 221,679 13,301
18,730
Security Software 0.1%
Socure, Series A, Acquisition Date: 12/22/21, Cost $2,520 (1)(2)
(3) 156,804 1,173
Socure, Series A-1, Acquisition Date: 12/22/21, Cost $2,068 (1)
(2)(3) 128,696 963
Socure, Series B, Acquisition Date: 12/22/21, Cost $38 (1)(2)(3) 2,328 17
Socure, Series E, Acquisition Date: 10/27/21, Cost $4,793 (1)(2)(3) 298,293 2,231
4,384
Total Software 44,637
Total Convertible Preferred Stocks (Cost $121,005) 111,254
SHORT-TERM INVESTMENTS 2.1%
Money Market Funds 2.1%
T. Rowe Price Treasury Reserve Fund, 4.83% (5)(6) 139,976,470 139,976
Total Short-Term Investments (Cost $139,976) 139,976
SECURITIES LENDING COLLATERAL 0.1%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET BANK
AND TRUST COMPANY 0.1%
Money Market Funds 0.1%
T. Rowe Price Government Reserve Fund, 4.82% (5)(6) 7,091,934 7,092
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust Company 7,092
Total Securities Lending Collateral (Cost $7,092) 7,092
Total Investments in Securities 100.6%
(Cost $4,179,722) $ 6,629,837
Other Assets Less Liabilities (0.6)% (37,561)
Net Assets 100.0% $ 6,592,276

T. ROWE PRICE Communications & Technology Fund

‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description.
The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to
$192,670 and represents 2.9% of net assets.
(2) Level 3 in fair value hierarchy.
(3) Non-income producing
(4) All or a portion of this security is on loan at March 31, 2023.
(5) Seven-day yield
(6) Affiliated Companies
ADR American Depositary Receipts
CAD Canadian Dollar
EUR Euro
HKD Hong Kong Dollar
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE Communications & Technology Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2023.
Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 4.82% $ — $ — $ —++
T. Rowe Price Treasury Reserve Fund, 4.83% — — 981
Totals $ —# $ — $ 981+
Supplementary Investment Schedule
Affiliate
Value
12/31/22
Purchase
Cost
Sales
Cost
Value
03/31/23
T. Rowe Price Government
Reserve Fund, 4.82% $ 7,398  ¤  ¤ $ 7,092
T. Rowe Price Treasury Reserve
Fund, 4.83% 111,591  ¤  ¤ 139,976
Total $ 147,068^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $981 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $147,068.

T. ROWE PRICE Communications & Technology Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Communications & Technology Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors
(the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation
Designee performs the following functions in performing fair value determinations:
assesses and manages valuation risks; establishes and applies fair value methodologies;
tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Communications & Technology Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation
Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation
Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.

T. ROWE PRICE Communications & Technology Fund

Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2023 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 6,015,517 $ 274,582 $ 81,416 $ 6,371,515
Convertible Preferred Stocks — — 111,254 111,254
Short-Term Investments 139,976 — — 139,976
Securities Lending Collateral 7,092 — — 7,092
Total $ 6,162,585 $ 274,582 $ 192,670 $ 6,629,837

T. ROWE PRICE Communications & Technology Fund

Following is a reconciliation of the fund’s Level 3 holdings for the period ended
March 31, 2023. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on
Level 3 instruments held at March 31, 2023, totaled $(10,963,000) for the period ended
March 31, 2023.
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the collapse of some US regional and global banks as well as overall concerns around the soundness and stability of the global banking sector has sparked concerns of a broader financial crisis impacting the overall global banking sector. In certain cases, government agencies have assumed control or otherwise intervened in the operations of certain banks due to liquidity and solvency concerns. The extent of impact of these events on the US and global markets is highly uncertain.
($000s)
Beginning
Balance
12/31/22
Gain (Loss)
During
Period Total Sales
Ending
Balance
3/31/23
Investment in Securities
Common Stocks $ 83,255 $ (620) $ (1,219) $ 81,416
Convertible Preferred Stocks 121,916 (10,662) — 111,254
Total $ 205,171 $ (11,282) $ (1,219) $ 192,670

T. ROWE PRICE Communications & Technology Fund

These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
F121-054Q1 03/23